Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Schedule of Other Current Assets [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Salary accrual	4,001,104	988,326
Deposit	150,303	121,136
Payable for property, plant and equipment	26,521,368	19,235,697
Tax accrual	16,173,063	14,615,471
Customer refund liabilities	14,471,474	14,471,474
Others	5,845,905	3,594,398
Total	67,163,217	53,026,502